T. ROWE PRICE All-Cap Opportunities Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.3%
COMMUNICATION SERVICES  10.6%
Diversified Telecommunication Services  0.5%
Verizon Communications  1,501,028 68,087
68,087
Entertainment  4.0%
Netflix (1) 514,957 480,213
Sea, ADR (1) 857,552 111,902
592,115
Interactive Media & Services  5.9%
Alphabet, Class C  2,156,829 336,962
Meta Platforms, Class A  723,970 417,267
Tencent Holdings, ADR  1,752,400 111,873
866,102
Wireless Telecommunication Services  0.2%
T-Mobile U.S.  121,278 32,346
32,346
Total Communication Services 1,558,650
CONSUMER DISCRETIONARY  13.5%
Automobiles  1.2%
Ferrari  187,900 80,399
Tesla (1) 370,873 96,115
176,514
Broadline Retail  4.8%
Alibaba Group Holding, ADR  662,000 87,536
Amazon.com (1) 2,737,475 520,832
MercadoLibre (1) 49,535 96,637
705,005
Hotels, Restaurants & Leisure  3.6%
Cava Group (1) 183,500 15,856
Hilton Worldwide Holdings  298,155 67,845
Marriott International, Class A  569,406 135,633
McDonald's  246,007 76,845
Planet Fitness, Class A (1) 1,591,101 153,716
Starbucks  867,100 85,054
534,949

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Leisure Products  0.0%
Rad Power Bikes, Class A, Acquisition Date: 9/16/21,
Cost $17,747 (1)(2)(3) 1,851,771 370
370
Specialty Retail  3.9%
Carvana (1) 752,767 157,389
Home Depot  854,187 313,051
Ross Stores  788,852 100,807
571,247
Total Consumer Discretionary 1,988,085
CONSUMER STAPLES  2.7%
Beverages  0.9%
Coca-Cola  1,929,484 138,190
138,190
Consumer Staples Distribution & Retail  0.9%
Walmart  1,439,500 126,374
126,374
Household Products  0.9%
Colgate-Palmolive  1,430,000 133,991
133,991
Total Consumer Staples 398,555
ENERGY  2.2%
Oil, Gas & Consumable Fuels  2.2%
Exxon Mobil  2,189,700 260,421
Permian Resources  5,198,082 71,993
Total Energy 332,414
FINANCIALS  15.8%
Banks  3.8%
Bank of America  6,837,700 285,337
Citigroup  1,486,739 105,544
JPMorgan Chase  368,156 90,309
Western Alliance Bancorp  978,929 75,211
556,401
Capital Markets  2.2%
Charles Schwab  2,542,342 199,015
Evercore, Class A  364,036 72,705
Morgan Stanley  491,200 57,308
329,028

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Financial Services  5.3%
Berkshire Hathaway, Class B (1) 209,100 111,362
Fiserv (1) 556,273 122,842
Mastercard, Class A  302,400 165,751
Visa, Class A  1,072,892 376,006
775,961
Insurance  4.5%
Axis Capital Holdings  564,300 56,565
Chubb  1,010,610 305,194
Marsh & McLennan  1,244,400 303,671
665,430
Total Financials 2,326,820
HEALTH CARE  13.8%
Biotechnology  3.1%
Alnylam Pharmaceuticals (1) 185,700 50,143
Argenx, ADR (1) 113,298 67,057
Avidity Biosciences (1) 503,400 14,860
Gilead Sciences  770,000 86,278
Immunocore Holdings, ADR (1) 520,451 15,442
Insmed (1) 1,319,200 100,642
Natera (1) 523,427 74,018
Soleno Therapeutics (1) 732,722 52,353
460,793
Health Care Equipment & Supplies  2.8%
IDEXX Laboratories (1) 400,768 168,302
Intuitive Surgical (1) 209,160 103,591
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,145 (1)
(2)(3) 2,428,492 996
Stryker  381,944 142,178
415,067
Health Care Providers & Services  3.4%
Cencora  758,588 210,956
Centene (1) 1,030,111 62,538
Elevance Health  518,705 225,616
499,110
Life Sciences Tools & Services  2.8%
ICON (1) 522,243 91,388
Repligen (1) 582,255 74,086
Thermo Fisher Scientific  512,800 255,169
420,643

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Pharmaceuticals  1.7%
Eli Lilly  308,085 254,450
254,450
Total Health Care 2,050,063
INDUSTRIALS & BUSINESS SERVICES  8.6%
Aerospace & Defense  2.2%
Airbus (EUR)  138,820 24,444
General Electric  1,220,798 244,343
Howmet Aerospace  393,155 51,004
319,791
Commercial Services & Supplies  0.8%
Waste Connections  582,502 113,699
113,699
Industrial Conglomerates  0.8%
Roper Technologies  204,591 120,623
120,623
Machinery  1.8%
Deere  268,500 126,020
Dover  294,750 51,782
Middleby (1) 534,988 81,308
259,110
Professional Services  3.0%
Dayforce (1) 1,805,310 105,304
FTI Consulting (1) 197,209 32,358
TransUnion  1,198,898 99,496
Upwork (1)(4) 7,984,678 104,200
Verisk Analytics  319,800 95,179
436,537
Total Industrials & Business Services 1,249,760
INFORMATION TECHNOLOGY  23.2%
Electronic Equipment, Instruments & Components  0.4%
Amphenol, Class A  980,097 64,285
64,285
Semiconductors & Semiconductor Equipment  6.1%
Broadcom  1,574,465 263,613
NVIDIA  4,906,342 531,749
Taiwan Semiconductor Manufacturing, ADR  631,600 104,846
900,208

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Software  11.5%
ANSYS (1) 151,953 48,102
BILL Holdings (1) 663,892 30,466
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $6,944 (1)(2)
(3) 4,074 7,711
CyberArk Software (1) 152,248 51,460
Fair Isaac (1) 103,643 191,134
Fortinet (1) 1,220,648 117,499
HubSpot (1) 155,059 88,584
Microsoft  2,295,291 861,629
MicroStrategy, Class A (1) 105,400 30,384
Palo Alto Networks (1) 652,800 111,394
ServiceNow (1) 194,762 155,058
ServiceTitan, Class A (1) 64,262 6,112
1,699,533
Technology Hardware, Storage & Peripherals  5.2%
Apple  3,451,081 766,589
766,589
Total Information Technology 3,430,615
MATERIALS  1.3%
Metals & Mining  1.3%
ERO Copper (CAD) (1) 4,777,567 57,867
Southern Copper  588,142 54,968
Steel Dynamics  431,573 53,981
Warrior Met Coal  437,012 20,854
Total Materials 187,670
REAL ESTATE  2.4%
Real Estate Management & Development  0.6%
CBRE Group, Class A (1) 720,870 94,275
94,275
Specialized Real Estate Investment Trusts  1.8%
American Tower, REIT  840,100 182,806
Crown Castle, REIT  863,424 89,994
272,800
Total Real Estate 367,075
UTILITIES  2.2%
Electric Utilities  0.7%
NextEra Energy  1,519,500 107,717
107,717

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Multi-Utilities  1.1%
CMS Energy  2,141,900 160,878
160,878
Water Utilities  0.4%
American Water Works  362,400 53,461
53,461
Total Utilities 322,056
Total Common Stocks (Cost $11,052,924) 14,211,763
CONVERTIBLE PREFERRED STOCKS  0.6%
COMMUNICATION SERVICES  0.3%
Interactive Media & Services  0.3%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $7,334 (1)
(2)(3) 148,803 40,263
Total Communication Services 40,263
HEALTH CARE  0.0%
Biotechnology  0.0%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $5,689 (1)(2)(3) 702,380 3,455
Treeline Biosciences, Series A, Acquisition Date: 9/26/22,
Cost $1,286 (1)(2)(3) 164,309 1,415
Treeline Biosciences, Series A-1, Acquisition Date: 10/2/24,
Cost $5,145 (1)(2)(3) 597,483 5,145
Total Health Care 10,015
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $10,360 (1)(2)(3) 261,025 182
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $4,648 (1)(2)(3) 76,450 54
Total Industrials & Business Services 236
INFORMATION TECHNOLOGY  0.2%
Software  0.2%
Canva, Series A, Acquisition Date: 11/4/21, Cost $412 (1)(2)(3) 242 458
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $17 (1)(2)(3) 10 19
Databricks, Series J, Acquisition Date: 12/17/24,
Cost $15,628 (1)(2)(3) 168,950 15,628
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $14,266 (1)
(2)(3) 166,137 17,602
Total Information Technology 33,707

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
MATERIALS  0.1%
Chemicals  0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $8,661 (1)(2)(3) 182,704 10,829
Total Materials 10,829
Total Convertible Preferred Stocks (Cost $73,446) 95,050
SHORT-TERM INVESTMENTS  3.6%
Money Market Funds  3.6%
T. Rowe Price Government Reserve Fund, 4.39% (4)(5) 536,150,829 536,151
Total Short-Term Investments (Cost $536,151) 536,151
Total Investments in Securities  100.5%
(Cost $11,662,521) $ 14,842,964
Other Assets Less Liabilities (0.5)% (79,325)
Net Assets 100.0% $ 14,763,639
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $104,127 and represents 0.7% of net assets.
(4) Affiliated Companies
(5) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE All-Cap Opportunities Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Upwork  $ 1,436 $ (27,464) $ —
T. Rowe Price Government Reserve Fund,
4.39% — — 3,944
Totals $ 1,436 # $ (27,464) $ 3,944 +
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
Upwork  $ 140,524 $ — $ 8,860 $ 104,200
T. Rowe Price Government
Reserve Fund, 4.39% 162,358 ¤ ¤ 536,151
Total $ 640,351 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3,944 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $622,898.

T. ROWE PRICE All-Cap Opportunities Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price All-Cap Opportunities Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE All-Cap Opportunities Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE All-Cap Opportunities Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE All-Cap Opportunities Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F60-054Q1 03/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 14,120,375 $ 82,311 $ 9,077 $ 14,211,763
Convertible Preferred Stocks — — 95,050 95,050
Short-Term Investments 536,151 — — 536,151
Total $ 14,656,526 $ 82,311 $ 104,127 $ 14,842,964